PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 54,923	$ 35,297	$ 35,297	$ 77,861